SHANE DALY
Vice President and
Associate General Counsel
(212) 314-3912
[AXA EQUITABLE LOGO]	Fax: (212) 314-3959

VIA EDGAR

May 2, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company
Separate Account A
File Nos. 333-130988 and 811-01705
CIK 0000089024

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectuses, supplements and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104